Fair Value Of Financial Instruments (Increases And Decreases Of Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Details) (Trading Liabilities [Member])
In Billions, unless otherwise specified
	3 Months Ended						6 Months Ended						3 Months Ended		6 Months Ended				3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended		6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2010 Equities [Member] JPY (¥)		Sep. 30, 2010 Equities [Member] JPY (¥)		Sep. 30, 2010 Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] JPY (¥)		Sep. 30, 2011 Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2010 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2010 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Long-Term [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] JPY (¥)		Sep. 30, 2011 Long-Term [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] JPY (¥)		Sep. 30, 2010 Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2010 Sub Total Liabilities [Member] JPY (¥)
Level 3 liabilities, beginning balance	$ 1.09		¥ 84.00		¥ 50.00		$ 1.90		¥ 146.00		¥ (118.00)		¥ 0		¥ 0		¥ 0		$ 0.02		¥ 1.00		¥ 6.00		$ 0.02		¥ 1.00		¥ 9.00		$ 0.01		¥ 1.00		¥ 0		$ 0.01		¥ 1.00		¥ 0		$ 1.06		¥ 82.00		¥ 44.00		$ 1.87		¥ 144.00		¥ (127.00)		¥ 0		¥ 0
Net gain (loss) on trading					(44.00)		0.49	[1]			23.00		0		0								0		0	[1]			1.00						0		0	[1]			0						(44.00)		0.49	[1]			22.00		0		0
Total net gain (loss)	0.47	[1]	36.00	[1]	(44.00)				38.00	[1]	23.00		0		0				0	[1]	0	[1]	0				0	[1]	1.00		0	[1]	0	[1]	0				0	[1]	0		0.47	[1]	36.00	[1]	(44.00)				38.00	[1]	22.00		0		0
Purchases (issuances) / sales (redemption), and settlement					5	[2],[3]					243	[2],[3]	0	[2],[3]	0	[2],[3]	0	[2],[3]					0	[2],[3]					(6)	[2],[3]					0	[2],[3]					0	[2],[3]					5	[2],[3]					249	[2],[3]	0	[2],[3]	0	[2],[3]
Purchases / issuances	0.23	[4]	18.00	[4]			0.19	[4]	15.00	[4]									0.18	[4]	14.00	[4]			0.18	[4]	14.00	[4]			0	[4]	0	[4]			0	[4]	0	[4]			0.04	[4]	3.00	[4]			0	[4]	0	[4]
Sales / redemption	(1.17)	[4]	(91.00)	[4]			(1.51)	[4]	(116.00)	[4]									0	[4]	0	[4]			0	[4]	0	[4]															(1.17)	[4]	(91.00)	[4]			(1.51)	[4]	(116.00)	[4]
Foreign exchange movements	(0.12)		(9.00)				(0.19)		(15.00)																																		(0.12)		(9.00)				(0.19)		(15.00)
Net transfers in / (out of) Level 3	(0.19)	[5]	(15.00)	[5]	(5.00)	[5]	(0.53)	[5]	(41.00)	[5]	(8.00)	[5]	0	[5]	0	[5]			0	[5]	0	[5]	(1.00)	[5]	0	[5]	0	[5]	3.00	[5]					0	[5]					0	[5]	(0.19)	[5]	(15.00)	[5]	(4.00)	[5]	(0.53)	[5]	(41.00)	[5]	(11.00)	[5]	0	[5]	0	[5]
Level 3 liabilities, ending balance	$ (0.63)		¥ (49.00)		¥ 94.00		$ (0.63)		¥ (49.00)		¥ 94.00		¥ 0		¥ 0				$ 0.20		¥ 15.00		¥ 5.00		$ 0.20		¥ 15.00		¥ 5.00		$ 0.01		¥ 1.00		¥ 0		$ 0.01		¥ 1.00		¥ 0		$ (0.85)		¥ (66.00)		¥ 89.00		$ (0.85)		¥ (66.00)		¥ 89.00		¥ 0		¥ 0

[1]	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
[2]	Includes the effect of foreign exchange movements.
[3]	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
[4]	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.
[5]	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.